CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS (Parenthetical)
Allowance for Doubtful Accounts Receivable, Current	$ 196	$ 196
Allowance for Notes, Loans and Financing Receivable, Current	192	0
Allowance For Doubtful Interest Receivable Current	2	$ 0
Allowance for Notes, Loans and Financing Receivable, Noncurrent	$ 0
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Ordinary shares, par value	$ 0.004	$ 0.004
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	80,026,647	75,507,300
Ordinary shares, shares Outstanding	80,026,647	75,507,300